Long-term debt (Details Textual)	9 Months Ended
Sep. 30, 2016
Debt Instrument [Line Items]
Loan Covenant, Security Maintenance Percentage to Loans Outstanding	125.00%
Höegh LNG [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	Höegh LNG must maintain Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of $200 million, and 25% of total assets Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $20 million, 5% of total consolidated indebtedness provided on a recourse basis, and Any amount specified to be a minimum liquidity requirement under any legal obligation.
Höegh LNG Partners LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	The Partnership must maintain Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of $150 million, and 25% of total assets Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $15 million, and $3 million multiplied by the number of vessels owned or leased by the Partnership
Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	Each Borrower must maintain Current assets greater than current liabilities, and Solely with respect to Hoegh LNG Cyprus Limited, a ratio of EBITDA to debt service (principal repayments, guarantee commission and interest expense) of a minimum of 115%
Secured Debt [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	The primary financial covenants under the Lampung facility are as follows: Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche; Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.
Secured Debt [Member] | Old Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	remaining cash being distributable only on certain dates and subject to satisfaction of certain conditions, including meeting a 1.20 historical debt service coverage ratio, no default or event of default then continuing or resulting from such distribution and the guarantor not being in breach of the financial covenants applicable to it